Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Deferred charges - long-term portion	$ 2.3	$ 10.6
Other	0	0.2
Total other non-current assets	$ 2.3	$ 10.8